INVENTORIES (Details) - USD ($)	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
INVENTORIES
Raw materials	$ 101,537	$ 75,141	$ 212,079
Work in progress	233,650	221,250	19,859
Finished goods	3,536	136,334	98,089
Total	$ 338,723	$ 432,725	$ 330,027